RESTRICTED CASH AND INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 12,018	$ 11,994
Cash and Cash Equivalents
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	2,883	2,859
Investments
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	9,135	9,135
Elliot Lake Reclamation Trust Fund
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	2,883	2,859
Letters of Credit Facility Pledged Assets
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	9,000	9,000
Letters of Credit Additional Collateral
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 135	$ 135